Share-based compensation (Summary of RSUs Activities) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Fully vested and expected to vest as of December 31, 2019	11,685,220
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, Beginning Balance	7,704,894	7,436,036	7,050,138
Granted	4,894,310	3,166,236	4,381,182
Forfeited	(545,618)	(813,520)	(2,104,716)
Vested	(2,698,378)	(2,083,858)	(1,890,568)
Unvested, Ending Balance	9,355,208	7,704,894	7,436,036	7,050,138
Fully vested and expected to vest as of December 31, 2019	22,234,204
Weighted Average Remaining Contractual Life, Outstanding	8 years 9 months 7 days	8 years 7 months 6 days	8 years 10 months 6 days	9 years 1 month 2 days
Weighted Average Grant Date Fair Value, Granted	$ 25.41	$ 33.15	$ 23.53